UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-00018

Ameritor Security Trust

(Exact name of registrant as specified in charter)

4400 MacArthur Blvd. N. W.
Washington, D.C 20007-2521

(Address of principal executive offices) (Zip code)

Jerome Kinney
4400 MacArthur Blvd. N. W.
Washington, D.C. 20007-2521

(Name and address of agent for service)

Registrant's telephone number, including area code:

Date of fiscal year end: 06/30/06
Date of reporting period: 07/01/05 - 06/30/06

Item 1. Proxy Voting Record

Security Name	Ticker	Security ID/CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management
United Natural Foods, Inc.	UNFI	911163103	12/08/05	Election of Nominees	M	Yes	For	For
				To approve an amendment to the corporation’s amended and restated certificate of incorporation to increase the number of authorized shares of common stock from 50,000,000 shares to 100,000,000 shares	M	Yes	For	For
				To ratify the selection of KPMG as the corporation’s independent registered public accounting firm for fiscal year 2006	M	Yes	For	For
Gildan Activewear Inc.	GIL	375916103	02/02/06	Election of Nominees	M	Yes	For	For
				Appointment of KMPG, chartered accountants, as auditors, for the ensuing year	M	Yes	For	For
				Resolution amending the corporation’s long term incentive plan in order to, among others, fix the number of common shares issuable thereunder at 3,000,158	M	Yes	For	For
Universal Forest Products, Inc.	UFPI	913543104	04/19/06	Election of Nominees	N/A (received 5/17/06)	N/A	N/A	N/A
				Ratification of appointment of Ernst & Young as independent public accountants of the company for fiscal year 2006	N/A (received 5/17/06)	N/A	N/A	N/A
Wesco International, Inc.	WCC	95082p105	05/17/06	Election of Nominees	M	Yes	For	For
				Ratification of Price Waterhouse Coopers as independent registered public accounting firm for 2006	M	Yes	For	For
Gardner Denver, Inc.	GDI	365558105	05/02/06	Election of Nominees	M	Yes	For	For

To approve the amendment to the certificate of incorporation to increase the number of authorized shares of company common stock for the purposes of a two-for-one stock split in the form of a stock dividend
					M	Yes	For	For
Walter Industries, Inc.	WLT	93317q105	04/26/06	Election of Nominees	M	Yes	For	For
				To ratify the appointment of Price Waterhouse Coopers as independent certified public accountants for the company for the year ending December 31, 2006	M	Yes	For	For
				To approve the Walter Industries, Inc. executive incentive plan	M	Yes	For	For
Ivax Corporation	IVX	465823102	10/27/05
To approve the agreement and plan of merger, dated as of July 25, 2005 by and among Ivax Corporation, Teva Pharmaceuticals Industries Limited, Ivory Acquisition Sub, Inc. and Ivory Acquisition Sub II, Inc.
					M	Yes	For	For
Shoe Carnival, Inc.	SCVL	824889109	06/12/06	Election of Nominees	M	Yes	For	For
				Ratification of the appointment of Deloitte & Touche as the independent registered public accounting firm for the company for 2006	M	Yes	For	For
				To approve the proposed Shoe Carnival, Inc. 2006 Executive Incentive Compensation Plan	M	Yes	For	For
Franklin Resources, Inc.	BEN	354613101	01/26/06	Election of Nominees	M	Yes	For	For
				Ratification of the appointment of Price Waterhouse Coopers as the independent registered public accounting firm for the fiscal year ending September 30, 2006	M	Yes	For	For
Global Industries, LTD.	GLBL	379336100	05/16/06	Election of Nominees	M	Yes	For	For
				Ratification of the appointment of Deloitte & Touche as independent auditors of the company to serve for the 2006 fiscal year	M	Yes	For	For
Nvidia Corporation	NVDA	67066g104	06/22/06	Election of Nominees	M	Yes	For	For
				To ratify the selection of Price Waterhouse Coopers as the company’s independent registered public accounting firm for the fiscal year ending January 28, 2007	M	Yes	For	For

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ameritor Security Trust

By: /s/ Jerome Kinney
Jerome Kinney, President
(Principal Executive Officer)

Date: 8/29/06